Trade and other payables	12 Months Ended
Jun. 30, 2019
Trade and other payables
Trade and other payables

17    Trade and other payables

	2018	2019
	RMB	RMB
Trade payable	22,309	20,556
Accrued payroll	68,351	130,744
Amounts due to third parties	50,844	66,822
Trade and other payables due to third parties	141,504	218,122
Loans due to related parties	99,603	99,603
Amounts due to related parties	38,612	35,142
Other payables due to related parties	138,215	134,745

Total	279,719	352,867

The Group’s exposure to liquidity risk related to trade and other payables is disclosed in Note 18.